AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 100.2%
Communication Services - 6.1%
CD Projekt, S.A. (Poland)	2,000	$96,433
KINX, Inc. (South Korea)	3,000	113,404
Link Net Tbk PT (Indonesia)	393,800	110,503
Railtel Corp. of India, Ltd. (India)	59,900	103,258
Sarana Menara Nusantara Tbk PT (Indonesia)	708,700	65,317

Total Communication Services		488,915
Consumer Discretionary - 21.9%
AEON Motor Co., Ltd. (Taiwan)	114,800	160,563
Afya, Ltd., Class A (Brazil)*,1	6,300	124,362
Despegar.com Corp. (Argentina)*,1	6,600	79,398
Dixon Technologies India, Ltd. (India)	1,400	86,406
D-MARKET Elektronik Hizmetler ve Ticaret A.S., ADR (Turkey)*	11,130	76,352
Fu Shou Yuan International Group, Ltd. (China)	118,900	98,901
Hoteles City Express SAB de CV (Mexico)*	498,000	147,652
JUMBO SA (Greece)	5,400	87,926
K Car Co., Ltd. (South Korea)*,2	1,400	29,561
Koreacenter Co., Ltd. (South Korea)*	26,800	164,074
Kyochon F&B Co., Ltd. (South Korea)	10,600	171,524
Lojas Quero Quero S/A (Brazil)	32,600	96,859
momo.com, Inc. (Taiwan)	510	29,558
OPAP, S.A. (Greece)	7,200	111,390
Petrobras Distribuidora, S.A. (Brazil)	20,800	89,300
Varroc Engineering, Ltd. (India)*,3	29,900	120,325
YesAsia Holdings, Ltd. (Hong Kong)	400,500	74,599

Total Consumer Discretionary		1,748,750
Consumer Staples - 6.0%
Bajaj Consumer Care, Ltd. (India)	28,300	95,722
Delfi, Ltd. (Singapore)	149,000	83,948
Distell Group Holdings, Ltd. (South Africa)*	6,800	85,635
Puregold Price Club, Inc. (Philippines)	113,400	98,839
Yihai International Holding, Ltd. (China)	20,800	115,913

Total Consumer Staples		480,057
Energy - 2.5%
Aegis Logistics, Ltd. (India)	28,200	86,067
AKR Corporindo Tbk PT (Indonesia)	391,200	118,328

Total Energy		204,395
Financials - 9.0%
Bangkok Commercial Asset Management PCL (Thailand)	199,600	107,912
ICICI Securities, Ltd. (India)[3]	11,800	120,184
JM Financial, Ltd. (India)	115,200	142,952
	Shares	Value

Nippon Life India Asset Management, Ltd. (India)[3]	19,700	$112,217
Patria Investments, Ltd., Class A (Cayman Islands)	8,900	145,337
Transaction Capital, Ltd. (South Africa)	34,900	95,508

Total Financials		724,110
Health Care - 6.8%
Blau Farmaceutica, S.A. (Brazil)	12,200	101,910
Dian Diagnostics Group Co., Ltd., Class A (China)	37,500	171,406
Ray Co., Ltd. (South Korea)*	4,000	102,039
Selvita, S.A. (Poland)*	4,400	82,751
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	30,600	82,374

Total Health Care		540,480
Industrials - 11.1%
Bizlink Holding, Inc. (United States)	18,000	143,099
Boa Vista Servicos, S.A. (Brazil)	27,400	64,050
China Conch Venture Holdings, Ltd. (China)	5,200	24,145
Cowintech Co., Ltd. (South Korea)	4,800	103,548
Grupo Rotoplas SAB de CV (Mexico)	55,200	69,262
IndiaMart InterMesh, Ltd. (India)[3]	800	89,835
KAP Industrial Holdings, Ltd. (South Africa)	339,000	109,633
KEI Industries, Ltd. (India)	9,200	114,812
NICE Information Service Co., Ltd. (South Korea)	5,600	95,956
TCI Express, Ltd. (India)	3,700	76,542

Total Industrials		890,882
Information Technology - 30.1%
Accton Technology Corp. (Taiwan)	14,100	132,886
Alchip Technologies, Ltd. (Taiwan)	3,000	98,939
Chinasoft International, Ltd. (China)	57,800	102,082
Chroma ATE, Inc. (Taiwan)	20,200	126,505
Cyient, Ltd. (India)	7,600	108,059
Douzone Bizon Co., Ltd. (South Korea)	1,700	136,567
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	10,051	123,860
Elite Material Co., Ltd. (Taiwan)	12,900	99,921
Green World FinTech Service Co., Ltd. (Taiwan)	4,455	199,080
Hyundai Ezwel Co., Ltd. (South Korea)	17,100	146,513
Kingsoft Corp., Ltd. (China)	25,900	103,118
LiveChat Software, S.A. (Poland)	3,000	80,256
Locaweb Servicos de Internet, S.A. (Brazil)[3]	19,100	80,318
Opera, Ltd., ADR (Norway)*	12,000	106,200
Razer, Inc. (Singapore)*,3	458,200	92,948
Sinbon Electronics Co., Ltd. (Taiwan)	12,600	105,953
Tong Hsing Electronic Industries, Ltd. (Taiwan)	12,800	102,270

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 30.1% (continued)
TOTVS, S.A. (Brazil)	16,059	$106,279
Venustech Group, Inc., Class A (China)	33,300	142,093
Webcash Corp. (South Korea)	4,800	123,388
Yeahka, Ltd. (China)*	26,700	85,865

Total Information Technology		2,403,100
Materials - 4.2%
Egypt Kuwait Holding Co., S.A.E. (Egypt)*	88,040	100,809
EPL, Ltd. (India)	45,500	146,120
Hansol Chemical Co., Ltd. (South Korea)	300	86,957

Total Materials		333,886
Real Estate - 2.5%
A-Living Smart City Services Co., Ltd. (China)[3]	26,300	93,398
	Shares	Value

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	59,300	$103,595

Total Real Estate		196,993

Total Common Stocks (Cost $7,653,002)		8,011,568
Participation Notes - 0.8%
Consumer Staples - 0.8%
Masan Group Corp., 11/24/21 (JP Morgan) (Vietnam)	9,800	61,401

Total Participation Notes (Cost $24,324)		61,401
Total Investments - 101.0% (Cost $7,677,326)		8,072,969
Other Assets, less Liabilities - (1.0)%		(81,605)
Net Assets - 100.0%		$7,991,364

*	Non-income producing security.
[1]	Some of these securities, amounting to $201,722 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2021, amounted to $29,561, or 0.4% of net assets.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $709,225 or 8.9% of net assets.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$572,133	$1,830,967	—	$2,403,100
Consumer Discretionary	688,522	1,060,228	—	1,748,750
Industrials	242,945	647,937	—	890,882
Financials	240,845	483,265	—	724,110
Health Care	184,661	355,819	—	540,480
Communication Services	—	488,915	—	488,915
Consumer Staples	169,583	310,474	—	480,057
Materials	100,809	233,077	—	333,886
Energy	—	204,395	—	204,395
Real Estate	103,595	93,398	—	196,993
Participation Notes
Consumer Staples	—	61,401	—	61,401
Total Investments in Securities	$2,303,093	$5,769,876	—	$8,072,969

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Argentina	1.0
Brazil	8.2
Cayman Islands	1.8
China	12.6
Egypt	1.3
Greece	2.5
Hong Kong	0.9
India	17.4
Indonesia	3.6
Mexico	4.0
Norway	1.3
Philippines	1.2
Poland	3.2
Singapore	2.2
South Africa	3.6
South Korea	15.8
Taiwan	14.6
Thailand	1.3
Turkey	0.9
United States	1.8
Vietnam	0.8
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$201,722	—	$202,033	$202,033
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-6.875	10/07/21-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.